TRADE RECEIVABLES	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
TRADE RECEIVABLES

16.	TRADE RECEIVABLES

	As of March 31,
	2025 HK$’000	2026 HK$’000

Trade receivables arising from:
- Security related service and asset management income – related parties	4,100	13,015
- Security related service and asset management income – third parties	5,219	8,425
- Trading of timepieces – third parties	29,569	76,820
TRADE RECEIVABLES GROSS	38,888	98,260
Less: impairment allowance	(24,184)	(33,660)

Total trade receivables	14,704	64,600

The following is an aged analysis of trade receivables presented based on the due dates.

As of March 31, 2026	Security related service and asset management income – related parties	Security related service and asset management income – third parties	Trading of timepieces – third parties	Total
	HK$’000	HK$’000	HK$’000	HK$’000

Current	693	1,314	23,155	25,162
1 – 3 months	2,292	1,350	-	3,642
4 – 6 months	3,177	1,350	16,350	20,877
7 – 9 months	3,091	1,350	7,746	12,187
10 – 12 months	3,762	3,061	29,569	36,392

Current trade receivables	13,015	8,425	76,820	98,260

Less: impairment allowance	(4,805)	(2,996)	(25,859)	(33,660)

Total	8,210	5,429	50,961	64,600

As of March 31, 2025	Security related service and asset management income – related parties	Security related service and asset management income – third parties	Trading of timepieces – third parties	Total
	HK$’000	HK$’000	HK$’000	HK$’000

Current	4,088	2,950	5,111	12,149
1 – 3 months	3	1,206	24,340	25,549
4 – 6 months	3	868	-	871
7 – 9 months	3	180	118	301
10 – 12 months	3	15	-	18
Current trade receivables	4,100	5,219	29,569	38,888
Less: impairment allowance	(12)	(2,148)	(22,024)	(24,184)

Total	4,088	3,071	7,545	14,704

All the trade receivables, net of loss allowance, are expected to be recovered within one year. For trade receivables arising from contracts with customers, the Group generally allows a credit period of 30 days to its customers. As of March 31, 2025 and 2026, included in the Group’s trade receivables balance are debtors with aggregate carrying amount of HK$26,739,000 and HK$73,098,000 which are past due as of the reporting date, respectively.

Details of the impairment assessment of trade receivables and write-off of the loss allowance for trade receivables are set out in Note 28b.